Note Related party transactions (Corporation's equity in Evertec) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Investment in equity investees	$ 215,349	$ 218,062
EVERTEC Inc.
Related Party Transaction [Line Items]
Investment in equity investees	$ 47,532	$ 38,904